Quarterly portfolio holdings
John Hancock
Fundamental All Cap Core Fund
U.S. equity
November 30, 2025
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Fund’s investments

As of 11-30-25 (unaudited)
	Shares	Value
Common stocks 99.3%		$584,396,765
(Cost $441,563,706)
Communication services 12.7%		74,686,612
Entertainment 1.4%
Liberty Media Corp.-Liberty Formula One, Series C (A)	85,831	8,238,059
Interactive media and services 11.3%
Alphabet, Inc., Class A	151,040	48,359,987
CarGurus, Inc. (A)	142,843	5,039,501
Meta Platforms, Inc., Class A	20,139	13,049,065
Consumer discretionary 18.4%		108,271,095
Automobile components 1.1%
Fox Factory Holding Corp. (A)	81,903	1,211,345
Mobileye Global, Inc., Class A (A)	442,265	5,227,572
Automobiles 1.0%
Ferrari NV	15,288	5,991,367
Broadline retail 7.8%
Amazon.com, Inc. (A)	196,512	45,830,529
Hotels, restaurants and leisure 1.1%
Vail Resorts, Inc.	44,364	6,220,276
Household durables 3.7%
Lennar Corp., Class A	164,079	21,543,573
Specialty retail 3.0%
CarMax, Inc. (A)	159,974	6,184,595
Group 1 Automotive, Inc.	29,208	11,713,576
Textiles, apparel and luxury goods 0.7%
Canada Goose Holdings, Inc. (A)	309,926	4,348,262
Consumer staples 2.6%		15,012,416
Beverages 0.6%
Diageo PLC, ADR	34,364	3,148,086
Food products 1.4%
Post Holdings, Inc. (A)	80,358	8,359,643
Personal care products 0.6%
BellRing Brands, Inc. (A)	113,457	3,504,687
Energy 3.1%		18,519,169
Oil, gas and consumable fuels 3.1%
Cheniere Energy, Inc.	88,838	18,519,169
Financials 8.8%		51,696,783
Banks 2.0%
First Hawaiian, Inc.	469,503	11,700,015
Capital markets 6.8%
KKR & Company, Inc.	174,436	21,335,267
Morgan Stanley	37,063	6,288,109
S&P Global, Inc.	18,749	9,352,564
The Goldman Sachs Group, Inc.	3,657	3,020,828
Health care 17.6%		103,800,119
Health care equipment and supplies 6.8%
Becton, Dickinson and Company	30,503	5,918,192
GE HealthCare Technologies, Inc.	77,164	6,172,348
Hologic, Inc. (A)	254,115	19,051,002
Zimmer Biomet Holdings, Inc.	90,453	8,820,977
2	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Health care providers and services 6.1%
Elevance Health, Inc.	44,782	$15,147,959
McKesson Corp.	12,670	11,163,790
UnitedHealth Group, Inc.	28,597	9,430,433
Life sciences tools and services 3.5%
Avantor, Inc. (A)	453,251	5,316,634
Thermo Fisher Scientific, Inc.	26,293	15,534,693
Pharmaceuticals 1.2%
Elanco Animal Health, Inc. (A)	311,306	7,244,091
Industrials 4.8%		28,301,134
Electrical equipment 1.8%
Regal Rexnord Corp.	70,173	10,244,556
Machinery 1.2%
Fortive Corp.	135,636	7,253,813
Trading companies and distributors 1.8%
United Rentals, Inc.	13,252	10,802,765
Information technology 27.2%		159,860,410
IT services 1.0%
Accenture PLC, Class A	24,274	6,068,500
Semiconductors and semiconductor equipment 8.2%
Analog Devices, Inc.	27,562	7,313,301
NVIDIA Corp.	120,890	21,397,530
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	43,771	12,759,684
Texas Instruments, Inc.	38,874	6,541,328
Software 15.1%
Adobe, Inc. (A)	26,100	8,355,393
Microsoft Corp.	79,019	38,878,139
Oracle Corp.	21,184	4,278,109
Roper Technologies, Inc.	18,284	8,158,686
Salesforce, Inc.	57,766	13,317,374
Workday, Inc., Class A (A)	72,800	15,697,136
Technology hardware, storage and peripherals 2.9%
Apple, Inc.	43,325	12,081,176
Samsung Electronics Company, Ltd.	73,003	5,014,054
Real estate 4.1%		24,249,027
Real estate management and development 0.2%
Five Point Holdings LLC, Class A (A)	245,378	1,521,344
Specialized REITs 3.9%
American Tower Corp.	45,195	8,192,498
Crown Castle, Inc.	90,383	8,250,160
Millrose Properties, Inc., Class A	206,337	6,285,025

	Yield (%)	Shares	Value
Short-term investments 0.6%			$3,894,989
(Cost $3,895,059)
Short-term funds 0.6%			3,894,989
John Hancock Collateral Trust (B)	3.9009(C)	389,378	3,894,989

Total investments (Cost $445,458,765) 99.9%	$588,291,754
Other assets and liabilities, net 0.1%	411,733
Total net assets 100.0%	$588,703,487

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | QUARTERLY REPORT	3

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 11-30-25.
4	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2025, by major security category or type:
	Total value at 11-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$74,686,612	$74,686,612	—	—
Consumer discretionary	108,271,095	108,271,095	—	—
Consumer staples	15,012,416	15,012,416	—	—
Energy	18,519,169	18,519,169	—	—
Financials	51,696,783	51,696,783	—	—
Health care	103,800,119	103,800,119	—	—
Industrials	28,301,134	28,301,134	—	—
Information technology	159,860,410	154,846,356	$5,014,054	—
Real estate	24,249,027	24,249,027	—	—
Short-term investments	3,894,989	3,894,989	—	—
Total investments in securities	$588,291,754	$583,277,700	$5,014,054	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	389,378	$8,545,106	$26,020,616	$(30,671,063)	$565	$(235)	$38,042	—	$3,894,989
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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